Supplement dated October 21, 2026, to the Statutory Prospectus, Updating Summary Prospectus, and Initial Summary Prospectus dated May 1, 2026 for the following variable annuity contracts:

Issued by Pacific Life Insurance Company	Issued by Pacific Life & Annuity Company

Pacific Choice Variable Annuity

Pacific Choice 2

Pacific Choice Income

Pacific Innovations

Pacific Innovations Select

Pacific Journey

Pacific Journey Select

(Offered before October 1, 2013)

Pacific Journey Select

(Offered on and after October 1, 2013)

Pacific Navigator

Pacific Odyssey
(Offered before October 1, 2013)

Pacific One

Pacific One Select

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Value

Pacific Value Select

(Offered before October 1, 2013)

Pacific Value Select

(Offered on and after October 1, 2013)

Pacific Select Variable Annuity

Pacific Voyages

Pacific Choice 2

Pacific Innovations Select

Pacific Journey Select

(Offered before October 1, 2013)

Pacific Journey Select

(Offered on and after October 1, 2013)

Pacific Odyssey

(Offered before October 1, 2013)

Pacific Odyssey

(Offered on and after October 1, 2013)

Pacific One Select

Pacific Navigator

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Value

Pacific Value Select

(Offered before October 1, 2013)

Pacific Value Select

(Offered on and after October 1, 2013)

Pacific Voyages

The purpose of this supplement is to announce various underlying fund changes. This supplement must be preceded or accompanied by the Updating Summary Prospectus, the Statutory Prospectus, or the Initial Summary Prospectus, as applicable, (collectively, the "Prospectus") for your Contract, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448 or (800) 748-6907 for New York Contracts, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

As of November 1, 2026, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section has been deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Invesco V.I. American Value Fund Series II; Invesco Advisers, Inc.	1.01%[1]
Pacific Select Fund Dividend Growth Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.83%[1]
Pacific Select Fund International Small-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (Wellington Management Company LLP)	1.11%[1]

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees and/or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Effective November 1, 2026, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes

●	The Subadvisor for the Pacific Select Fund International Small-Cap will change from FIAM LLC to Wellington Management Company LLP.

Effective September 14, 2026, Citigroup Global Markets, Inc. no longer imposes specific maximum issue age restrictions applicable to Contract issuance or the election of optional benefits. All other Financial Intermediary Variations remain unchanged.

Form No. PLGENSUPP1026B

PLAGENSUPP1026B